Financial and capital risk management (Tables)	12 Months Ended
Jun. 30, 2025
Financial and capital risk management
Disclosure of credit risk

The current credit policy sets forth credit limits for customers based on credit score analysis made by the Group’s credit management area. Such score is determined considering the qualitative and quantitative information related to each customer, resulting in a rating classification and a level of requirement of guarantees as follows:

			% Of guarantees required on sales
Credit rating	% Customers	Risk classification	Medium-sized farmers (i)	Other
AA & A	24%	Very small	80-90%	0%
B	49%	Medium	100%	30%
C & D	15%	High	100%	60%
Simplified	12%	Small farmers	N/A	N/A

(i)        Medium-sized farmers ranging between 100 and 10,000 hectares in planted acreage that are typically not serviced directly by agricultural input suppliers.

Maximum exposure to credit risk as of June 30, 2025 and June 30, 2024:

	2025	2024

Trade receivables (current and non-current)	1,470,730	2,825,799
Advances to suppliers	88,724	246,653

	1,559,454	3,072,452

Disclosure of maturity analysis for derivative financial liabilities

The following maturity analysis of the Group’s financial liabilities and gross settled derivative financial instruments contracts (for which the cash flows are settled simultaneously) is based on expected undiscounted contractual cash flows from the year end date to the contractual maturity date:

	June 30, 2025
	Up to 1 year	From 1 to 5 years	Total

Trade payables	2,922,381	88	2,922,469
Lease liabilities	92,770	72,909	165,679
Borrowings	1,149,346	22,847	1,172,193
Obligations to FIAGRO quota holders	577,169	—	577,169
Agribusiness Receivables Certificates	472,092	—	472,092
Payables for the acquisition of subsidiaries	148,402	6,543	154,945
Commodity forward contracts	38,138	—	38,138
Derivative financial instruments	36,122	—	36,122
Salaries and social charges	218,058	—	218,058
Dividends payable	33,543	—	33,543
Warrant liabilities	1,953	—	1,953

	5,689,974	102,387	5,792,361

	June 30, 2024
	Up to 1 year	From 1 to 5 years	Total

Trade payables	3,947,367	592	3,947,959
Lease liabilities	106,229	133,059	239,288
Borrowings	1,314,821	38,208	1,353,029
Obligations to FIAGRO quota holders	226,417	—	226,417
Agribusiness Receivables Certificates	1,013	446,730	447,743
Payables for the acquisition of subsidiaries	186,661	28,037	214,698
Commodity forward contracts	68,333	329	68,662
Derivative financial instruments	78,092	—	78,092
Salaries and social charges	181,826	—	181,826
Dividends payable	6,659	—	6,659
Warrant liabilities	22,421	—	22,421
Liability for FPA Shares	168,862	—	168,862

	6,308,701	646,955	6,955,656

Disclosure of sensitivity analysis for interest rate risk

The following table sets forth the potential impacts on the statements of profit or loss:

	June 30, 2025
		Expense on profit or loss
	Current Index	Scenario 1	Scenario 2	Scenario 3

Floating rate borrowings in Brazil	CDI Rate (14%)	105,090	125,046	145,003
Floating rate borrowings in Colombia	IBR Rate (8.73%)	24,802	29,715	34,627
Floating rate Agribusiness Receivables Certificates	CDI Rate (15%)	72,066	86,434	100,802

		201,958	241,195	280,432

Disclosure of sensitivity analysis for types of market risk

The following table set forth the potential impacts on the statements of profit or loss:

	2025
		Effect on profit or loss
	Current Index	Scenario 1	Scenario 2	Scenario 3

Cash equivalents in U.S. Dollars	5.3338	(77)	758	1,593
Trade receivables in U.S. Dollars	5.3338	(1,416)	13,898	29,213
Trade payables in U.S. Dollars	5.3338	3,508	(34,428)	(72,363)
Borrowings in U.S. Dollars	5.3338	2,045	(20,067)	(42,178)

Net impacts on commercial operations		4,060	(39,839)	(83,735)

Derivative financial instruments	5.3338	(585)	5,744	12,072

Total impact, net of derivatives		3,475	(34,095)	(71,663)

As of June 30, 2025:

	Tons	Position	Current Risk	Average of contract prices	Current Market (R$/bag)	+25% current		+50% current

Position						Market	Impact	Market	Impact

Corn 2025	42,753	Purchased	32,330	44	45	57	8,083	68	16,165
Corn 2025	(42,495)	Sold	(29,789)	(46)	42	53	(7,447)	63	(14,894)
Corn 2026	109	Purchased	(12)	67	(7)	(9)	(3)	(10)	(6)
Soybean 2025	367	Purchased	357	109	58	73	89	88	179
Soybean 2025	(789)	Sold	(778)	(115)	59	74	(195)	89	(389)
Soybean 2026	41,210	Purchased	(2,227)	116	(3)	(4)	(557)	(5)	(1,113)
Soybean 2026	(12,307)	Sold	385	(119)	(2)	(2)	96	(3)	192
Net exposure on grain contracts	28,848	Net purchased	266				66		134

Corn 2025	(16,272)	Sold on derivatives	(501)	62	62	77	(125)	93	(250)
Corn 2026	(108)	Sold on derivatives	2	75	75	93	1	112	1
Soybean 2025	—	Sold on derivatives	—	—	123	153	—	184	—
Soybean 2026	(28,781)	Sold on derivatives	4,199	137	128	160	1,050	192	2,099
Net exposure on derivatives	(45,161)	Net sold	3,700				926		1,850

Net exposure (i)	(16,313)		3,966				992		1,984

(i)        Exposure related to 2025 corn purchase contracts for which the physical contracts were settled early, while the related derivative instruments are being held until their original maturity.

Disclosure of detailed information about hedging instruments
	2025	2024

Commodity futures contracts (R$) (i)	1,199	(21,772)
Currency futures contracts (US$) (i)	(6,666)	3,860
Currency swap (US$)	—	9,212
Interest rate swap (CDI)	(22,196)	(18,640)

Derivative financial instruments, net	(27,663)	(27,340)

(i)        The amount includes forward contracts and purchase and sale transactions.